Other Financial Information	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Other Financial Information
Other Financial Information

Accumulated Other Comprehensive Income

AOCI in our Consolidated Balance Sheets includes the accumulated translation adjustments arising from translation of foreign subsidiaries’ financial statements, the unrealized losses on derivatives designated as effective hedges, and the accumulated net gains or losses that are not recognized as components of net periodic benefit cost for our minimum pension liability. The components of these balances were as follows:

December 31,	2017			2016
	Laureate Education, Inc.	Noncontrolling Interests	Total	Laureate Education, Inc.	Noncontrolling Interests	Total
Foreign currency translation loss	$(927,221)	$(33)	$(927,254)	$(1,044,222)	$(2,304)	$(1,046,526)
Unrealized gains (losses) on derivatives	4,657	—	4,657	(5,218)	—	(5,218)
Minimum pension liability adjustment	(2,992)	—	(2,992)	(2,615)	—	(2,615)
Accumulated other comprehensive loss	$(925,556)	$(33)	$(925,589)	$(1,052,055)	$(2,304)	$(1,054,359)

Laureate reports changes in AOCI in our Consolidated Statements of Stockholders’ Equity. See also Note 15, Derivative Instruments, and Note 19, Benefit Plans, for the effects of reclassifications out of AOCI into net income.

Foreign Currency Exchange of Certain Intercompany Loans

Laureate periodically reviews its investment and cash repatriation strategies to ensure that we meet our liquidity requirements in the United States. Laureate recognized currency exchange adjustments attributable to intercompany loans that are not designated as indefinitely invested as Foreign currency exchange gain (loss), net, of $289, $45,761 and $(116,028) in the Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015, respectively.

Supplemental Schedule for Transactions with Noncontrolling Interest Holders

Transactions with noncontrolling interest holders had the following effects on the equity attributable to Laureate:

For the years ended December 31,	2017	2016	2015
Net income (loss) attributable to Laureate Education, Inc.	$91,465	$371,847	$(316,248)
(Decrease) increase in equity for purchases of noncontrolling interests	(11,569)	1,003	(1,554)
Change from net income (loss) attributable to Laureate Education, Inc. and net transfers to the noncontrolling interests	$79,896	$372,850	$(317,802)

Write Off of Accounts and Notes Receivable

During the years ended December 31, 2017, 2016 and 2015, Laureate wrote off approximately $93,000, $78,000 and $72,000, respectively, of fully reserved accounts and notes receivable that were deemed uncollectible.